  As filed with the Securities and Exchange Commission on March 3, 1997


                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ______________________________

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 60
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        ______________________________

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois  62715
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                --------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                       _________________________________

     It is proposed that this filing will become effective:

     ___Immediately upon filing pursuant to paragraph (b) of Rule 485
     ___On (date) pursuant to paragraph (b) of Rule 485
     _X_60 days after filing pursuant to paragraph (a)(1) of Rule 485 ___On (date) pursuant to paragraph (a)(1) of Rule 485
     ___75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ___On (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     _X_this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1996, was filed on February 19, 1997.

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                 Cross Reference Sheet Required by Rule 495(a)

Item Number in Form N-4                           Caption
-----------------------                           -------

                                                  Part A - Prospectus
                                                  -------------------

 1.  Cover Page                                   Cover

 2.  Definitions                                  Definitions

 3.  Synopsis
     (a)  (b)  (c)                                Synopsis

     (d)                                          *

 4.  Condensed Financial Information
     (a)  (b)  (c)                                Condensed Financial
                                                  Information

 5.  General Description of Registrant,
     Depositor, and Portfolio Companies
     (a)  (b)  (c)  (d)  (e)  (f)                 Cover; Synopsis; Horace
                                                  Mann Life Insurance
                                                  Company; The Account and
                                                  The Horace Mann Funds; Voting Rights

 6.  Deductions
     (a)  (b)  (c)  (d)  (e)                      Synopsis; Offering of the
                                                  Contracts; Deductions and
                                                  Expenses

     (f)                                          *

 7.  General Description of Variable
     Annuity Contracts
     (a)  (b)  (c)  (d)                           Synopsis; Rights of Contract Owners;
                                                  Offering of the Contracts; Transactions; Death
                                                  Benefit Proceeds; Mandatory Minimum
                                                  Distribution Income Payments; Modification of
                                                  the Contract; Tax Consequences; Other
                                                  Information

 8.  Annuity Period
     (a)  (b)  (c)  (d)  (e)  (f)                 Income Payments; Mandatory Minimum
                                                  Distribution; Transfers

Item Number in Form N-4                           Caption
-----------------------                           -------

                                                  Part A - Prospectus
                                                  -------------------

 9.  Death Benefit
     (a)  (b)                                     Death Benefit Proceeds;
                                                  Tax Consequences

10.  Purchases and Contract Value
     (a)  (b)  (c)  (d)                           Synopsis; Offering of the
                                                  Contracts; Purchase
                                                  Payments

11.  Redemptions
     (a)  (c)  (e)                                Synopsis; Surrender Before Commencement of
                                                  Annuity Period; Deferment

     (b)  (d)                                     *

12.  Taxes
     (a)  (b)  (c)                                Surrender Before Commencement of Annuity
                                                  Period; Tax Consequences

13.  Legal Proceedings                            Other Information

14.  Table of Contents of                         Additional Information
     Statement of Additional Information


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                  --------------------------------------------

15.  Cover Page                                   Cover

16.  Table of Contents                            Table of Contents

17.  General Information and History
     (a)  (b)                                     *

     (c)                                          General Information and History

18.  Services
     (c)                                          Financial Statements

     (a)  (b)  (d)  (e)  (f)                      *

19.  Purchase of Securities Being Offered
     (a)                                          Underwriter

     (b)                                          *

Item Number in Form N-4                           Caption
-----------------------                           -------
20.  Underwriters
     (a)  (b)  (c)                                Underwriter

     (d)                                          *

21.  Calculation of Performance Data
     (b)                                          Investment Experience

     (a)                                          *

22.  Annuity Payments                             *

23.  Financial Statements
     (a)  (b)                                     Financial Statements

                                     PART C
                                     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

     *Omitted from the Prospectus or Statement of Additional Information because the Item is not applicable.

                      Horace Mann Life Insurance Company
                               Separate Account



                           Supplement to Prospectus
                               dated May 1, 1996


     Effective as of March __, 1997, Variable Annuity Contract Owners may allocate purchase payments to an additional three investment options-- the International Equity Fund ("International Fund"), the Small Cap Growth Fund ("Small Cap Fund") and the Socially Responsible Fund (individually, a "Fund" and collectively referred to as the "Funds"), all of which are portfolios of the Horace Mann Mutual Funds, an open-end, diversified, management investment company registered under the Investment Company Act of 1940. Horace Mann Investors, Inc. (the "Adviser") is the investment adviser to each of the Funds of the Horace Mann Mutual Funds. The Adviser has entered into an agreement with an investment subadviser for each of the Funds whereby the subadviser manages the investment and reinvestment of the assets of a Fund.

     The investment objective of the INTERNATIONAL FUND is long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The International Fund invests primarily in equity securities of established companies, listed on foreign exchanges, that the sub-adviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Scudder, Stevens & Clark, Inc. serves as the investment subadviser to the International Fund.

     The investment objective of the SMALL CAP FUND is long-term capital appreciation. The Small Cap Fund invests primarily in a portfolio of equity securities of small cap companies with earnings growth potential. PNC Equity Advisors Company serves as investment subadviser to the Small Cap Fund.

     The investment objectives of the SOCIALLY RESPONSIBLE FUND are long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in a diversified portfolio of equity securities of United States based companies, which are determined to be socially responsible. Investments in equity securities are limited to issuers which the subadviser determines:


     1.   Do not produce tobacco products;
     2.   Do not produce alcoholic beverages;
     3.   Do not own and/or operate casinos or manufacture gaming devices;
     4.   Do not produce pornographic materials;
     5. Do not produce nuclear weapons or guidance and/or delivery systems specifically for nuclear weapons;
     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and
     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

Scudder, Stevens & Clark, Inc. serves as the investment subadviser to the Socially Responsible Fund.

     Detailed information on each of the Funds is contained in the Horace Mann Mutual Funds' Prospectus which accompanies this Prospectus.

TABLES OF ANNUAL OPERATING EXPENSES

     The Annual Operating Expenses Tables and Examples on pages 4 and 5, respectively, are supplemented by the following for the Funds listed above.

Annual Operating Expenses of the Horace Mann Mutual Funds, as a percentage of average net assets (net of reimbursements and fee waivers):

                                                                       Socially
                                        International    Small Cap    Responsible
                                         Equity Fund    Growth Fund      Fund
                                        -------------   -----------      ----
Management Fees (after waiver)              0.682%         0.982%       0.532%
Other Expenses:
     Fund Pricing Fee                       0.005%         0.003%       0.002%
     Custodian Fees                         0.004%         0.002%       0.002%
     Misc. (audit, legal, etc.)             0.020%         0.020%       0.020%
                                            ------         ------       ------
Total Fund Operating Expenses               0.711%         1.007%       0.557%
(after waiver)

The Horace Mann Mutual Funds commenced operations on March 3, 1997, thus "Other Expenses" shown above are based on estimated amounts for the current fiscal year.

Horace Mann Investors, Inc. has voluntarily agreed to waive a portion of its management fee during the first year of the Funds' operations. The effect of this reduction in the management fee is reflected in the above table. Without such waiver, the management fee and total fund operating expenses, respectively, would be expected to be: 1.10% and 1.129% for the International Equity Fund; 1.40% and 1.425% for the Small Cap Growth Fund; and 0.95% and 0.975% for the Socially Responsible Fund.


EXAMPLE/1/
-----------------------------------------------------------------------------------------
                                                                               Socially
                                                International   Small Cap    Responsible
                                                 Equity Fund   Growth Fund       Fund
                                                 -----------   -----------   -----------
FOR FLEXIBLE PAYMENT CONTRACTS
------------------------------

If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

     1 year                                     $105           $107          $103
     3 years                                    $134           $142          $130

If you do not surrender your Contract:
          ---
You would pay the following expenses on a
$1,000 investment, assuming 5% annual return
on assets:

     1 year                                     $ 22           $ 25          $ 21
     3 years                                    $ 69           $ 78          $ 64

FOR SINGLE PAYMENT CONTRACTS
----------------------------
If you surrender your Contract at the end of
the applicable time period: You would pay
the following expenses on a $1,000
investment, assuming 5% annual return on
assets:

     1 year                                     $ 74           $ 77          $ 72
     3 years                                    $101           $110          $ 97

If you do not surrender your Contract:
          ---
You would pay the following expenses on a
$1,000 investment, assuming 5% annual return
on assets:

     1 year                                     $ 22           $ 25          $ 21
     3 years                                    $ 69           $ 78          $ 64

/1/  The EXAMPLE should not be considered a representation of past or future
 -
expenses. Amounts shown are based on the "Other Expenses" shown on the fee table and average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. The Horace Mann Mutual Funds commenced operations on March __, 1997, thus estimates of expenses in the example are shown for only the one and three year periods. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY, THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING FUNDS. SEE "THE CONTRACT-DEDUCTIONS AND EXPENSES" ON PAGES 11 AND 12 OF THE
                                  PROSPECTUS.



                          Supplement dated March __, 1997

                      HORACE MANN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT

               Supplement to Statement of Additional Information
                               dated May 1, 1996


     The Statement of Additional Information is supplemented by the addition of updated financial information for the Account and HMLIC. The financial statements of the Account for the fiscal year ended December 31, 1996, including the auditor's report thereon, are incorporated herein by reference to the Annual Report for the Account for that period. The 1996 Annual Report replaces the 1995 Annual Report for the Account. Updated financial statements for HMLIC for the period ended September 30, 1996 (unaudited) are included herein. The financial statements for HMLIC are presented, but should be considered only as bearing upon the ability of HMLIC to meet its obligations under the contracts.


                        Supplement dated March __, 1997

Parts A and B of Post-Effective Amendment No. 57 under the Securities Act of 1933 and the Investment Company Act of 1940 are hereby incorporated by reference into this Registration Statement.

HORACE MANN LIFE INSURANCE COMPANY                            1996 ANNUAL REPORT
SEPARATE ACCOUNT


Statements of Net Assets

December 31, 1996



                                                                                  Account Division
                                                        --------------------------------------------------------------------
                                                               Growth           Income           Balanced      Short-Term
                                                                Fund             Fund              Fund           Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in Horace Mann Funds at market value    $   320,843,802      $  10,377,920      $  286,974,808     $ 1,123,400
----------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                        $   320,843,802         10,377,920      $  286,974,808     $ 1,123,400
============================================================================================================================
NET ASSETS
  Net Assets (Indefinite units authorized)
   Active Contract Owners                                 319,081,594         10,340,675         286,302,495       1,123,400
   Retired Contract Owners                                  1,762,208             37,245             672,313               -



----------------------------------------------------------------------------------------------------------------------------
     TOTAL NET ASSETS                                 $   320,843,802      $  10,377,920      $ 286,974,808      $ 1,123,400
============================================================================================================================
  Total units                                              13,503,527            817,803         15,151,785          112,004
  Net unit value
   (Net assets divided by total units held)           $         23.76      $       12.69              18.94            10.03

Investments
  Cost of investments                                 $   288,323,401      $  10,541,854      $ 260,042,976      $ 1,159,055
  Unrealized appreciation
   (depreciation) of investments                      $    32,520,401      $    (163,934)     $  26,931,832      $   (35,655)

  Number of shares held in Horace Mann Funds               13,503,527            817,803         15,151,785          112,004


See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT


Statements of Operations

For The Year Ended December 31, 1996


                                                                                         Account Division
                                                                   ----------------------------------------------------------------
                                                                     Growth         Income        Balanced        Short-Term
                                                                      Fund           Fund           Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income distribution                                      $ 4,779,231     $  612,558     $  7,828,617    $  45,861
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                               4,779,231        612,558        7,828,617       45,861
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Capital gain distribution                                          36,028,769          3,042       24,350,075           18
   Net realized gain on sale of investments                            2,651,655         20,208        3,218,666        1,178
   Net unrealized appreciation (depreciation) on investments          16,330,705       (278,078)       7,539,257         (423)
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments                                   55,011,129       (254,828)      35,107,998          773
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $59,790,360     $  357,730     $ 42,936,615    $  46,634
===================================================================================================================================


See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                           1996 ANNUAL REPORT
SEPARATE ACCOUNT

Statements of Changes in Net Assets

For The Year Ended December 31, 1996


                                                                                            Account Division
                                                                     --------------------------------------------------------------
                                                                        Growth        Income         Balanced       Short-Term
                                                                         Fund          Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                              $  4,779,231   $   612,558    $  7,828,617     $   45,861
  Capital gain distribution                                            36,028,769         3,042      24,350,075             18
  Net realized gain on sale of investments                              2,651,655        20,208       3,218,666          1,178
  Net unrealized appreciation (depreciation) on investments            16,330,705      (278,078)      7,539,257           (423)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                 59,790,360       357,730      42,936,615         46,634
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS' TRANSACTIONS
  Gross stipulated payments received                                   42,594,385     1,145,206      33,980,802        122,775
  Sales and administrative expenses (Note 1)                              (13,529)         (338)         (8,274)           (12)
-----------------------------------------------------------------------------------------------------------------------------------
  Net consideration received on annuity contracts                      42,580,856     1,144,868      33,972,528        122,763
  Net transfer from fixed accumulation account                         23,673,552       717,292      12,201,480      1,180,650
  Transfers from (to) other Divisions                                   3,575,053      (744,792)     (2,971,237)       140,976
  Payments to Contract Owners                                         (10,948,201)   (1,062,633)    (13,088,894)    (1,309,998)
  Mortality and expense risk charge (Note 1)                           (3,168,991)     (139,714)     (3,340,727)       (11,289)
  Annual maintenance charge (Note 1)                                     (284,408)       (4,873)       (194,576)          (700)
  Surrender charges (Note 1)                                             (105,435)       (1,861)        (83,377)        (5,456)
  Mortality guarantee adjustment                                          (31,230)       (2,921)         (3,510)             0
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   contract owners' transactions                                       55,291,196       (94,634)     26,491,687        116,946
-----------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                                        115,081,556       263,096      69,428,302        163,580

Net assets, beginning of year                                         205,762,246    10,114,824     217,546,506        959,820
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year                                              $320,843,802   $10,377,920    $286,974,808    $ 1,123,400
===================================================================================================================================

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1995

                                                  ACCOUNT DIVISION
                                 ---------------------------------------------------
                                    GROWTH       INCOME       BALANCED    SHORT-TERM
                                     FUND         FUND          FUND         FUND
====================================================================================
OPERATIONS
  Net investment income          $  4,321,284  $   581,709  $  6,975,918  $   56,016
  Capital gain distribution        12,543,651           --     8,827,551          37
  Net realized gain (loss)
   on sale of investments             555,604       (1,301)      910,342         746
  Net unrealized appreciation
   (depreciation) on
   investments                     31,175,296      742,670    27,596,597      (3,350)
------------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations       48,595,835    1,323,078    44,310,408      53,449
------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
  Gross stipulated payments
   received                        27,507,606    1,038,385    28,592,883      83,169
  Sales and administrative
   expenses (Note 1)                   (9,863)        (342)       (7,746)         (9)
------------------------------------------------------------------------------------

  Net consideration received
   on annuity contracts            27,497,743    1,038,043    28,585,137      83,160
  Net transfer from (to)
   fixed accumulation account       8,066,147      (21,649)    4,507,963     443,707
  Transfers from (to) other
   Divisions                          955,340     (401,445)     (595,799)     41,904
  Payments to Contract Owners      (8,381,718)    (662,283)   (9,297,299)   (690,035)
  Mortality and expense risk
   charge (Note 1)                 (1,973,187)    (124,964)   (2,435,173)    (12,934)
  Annual maintenance charge
   (Note 1)                          (216,771)      (6,761)     (215,174)       (775)
  Surrender charges (Note 1)          (60,931)      (2,687)      (70,315)     (2,198)
  Mortality guarantee
   adjustment                         (48,901)         141         2,159          --
------------------------------------------------------------------------------------

Net increase (decrease) in net
 assets resulting from Contract
 owners' transactions              25,837,722     (181,605)   20,481,499    (137,171)
------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)
   IN NET ASSETS                   74,433,557    1,141,473    64,791,907     (83,722)

NET ASSETS, BEGINNING OF
 YEAR                             131,328,689    8,973,351   152,754,599   1,043,542
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR          $205,762,246  $10,114,824  $217,546,506  $  959,820
====================================================================================

See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            1996 ANNUAL REPORT
SEPARATE ACCOUNT



NOTES TO THE FINANCIAL STATEMENTS


DECEMBER 31, 1996


1. NATURE OF SEPARATE ACCOUNT -- Horace Mann Life Insurance Company Separate Account ("the Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets of the Account are invested in shares of the Horace Mann Growth Fund, Inc.("Growth Fund"), Horace Mann Income Fund, Inc. ("Income Fund"), Horace Mann Balanced Fund, Inc. ("Balanced Fund") and Horace Mann Short-Term Investment Fund, Inc. ("Short-Term Fund"). The funds collectively are referred to as the "Funds".

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges. In addition, an annual mortality risk charge up to .45% and expense risk charge up to .90% of the net variable account value is deducted from the Contract Owner's account, depending on year of issue of the contract.

2. SIGNIFICANT ACCOUNTING POLICIES -- The investments in the Funds are valued at market (net asset value). The Account owns approximately 75%, 96%, 96% and 95% of the Growth Fund, Income Fund, Balanced Fund and Short-Term Fund, respectively. Distributions from the Funds are recorded on the ex-dividend date. Realized gains and losses are determined on the basis of average cost of shares owned for each Contract Owner.

3. FEDERAL INCOME TAXES -- Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

4. INVESTMENTS OF THE SEPARATE ACCOUNTS -- In 1983, HMLIC, through the Account, purchased 10,000 shares of the Short-Term Fund. The investment income and unrealized appreciation/depreciation resulting from this investment inures to the benefit of HMLIC. As of December 31, 1996, the shares have a net asset value of $100,300.

5. PURCHASE AND SALES OF HORACE MANN FUND SHARES -- During the year ended December 31, 1996, purchases and proceeds from sales of Horace Mann Fund shares were as follows:


                                                             ACCOUNT DIVISION
                         -----------------------------------------------------------------------------------------
                                                                                                        SHORT-TERM
                                GROWTH FUND               INCOME FUND             BALANCED FUND            FUND
                         -----------------------------------------------------------------------------------------
                            Active       Retired       Active     Retired      Active       Retired       Active
------------------------------------------------------------------------------------------------------------------
Purchases                $114,997,538    $286,764    $2,997,144    $2,180    $81,281,256    $125,312    $4,318,906
------------------------------------------------------------------------------------------------------------------
Sales                    $ 18,965,769    $219,337    $2,472,665    $5,693    $22,688,181    $ 48,008    $4,156,081
==================================================================================================================

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT                                              1996 ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 1996


6.  CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS


                                                                       ACCOUNT DIVISION
                             ------------------------------------------------------------------------------------------------
                                                                                                                  SHORT-TERM
                                     GROWTH FUND                   INCOME  FUND                BALANCED FUND          FUND
                             ------------------------------------------------------------------------------------------------
                                Active        Retired           Active      Retired       Active       Retired      Active
-----------------------------------------------------------------------------------------------------------------------------
Account units outstanding
  at January 1, 1995            7,371,949      72,988          743,323        3,212      9,995,476      14,655        103,526

Consideration received          1,352,168       3,061           80,249           10      1,667,738      16,208          8,064
Dividend distributions            689,455       5,821           35,608          181        749,604       2,257          4,000
Net transfers                     434,368           -          (34,278)           -        218,038           -         46,585
Payments to contract owners      (419,798)    (10,370)         (51,822)        (211)      (576,249)     (1,810)       (66,193)
------------------------------------------------------------------------------------------------------------------------------

Account units outstanding
  at December 31, 1995          9,428,142      71,500          773,080        3,192     12,054,607      31,310         95,982

Consideration received          1,777,764       2,667           87,719            -      1,766,863       2,771         12,016
Dividend distributions          1,563,400       9,230           38,746          171      1,515,269       3,901          3,777
Net transfers                   1,135,533           -           (2,458)           -        480,686           -        128,861
Payments to contract owners      (475,479)     (9,230)         (82,219)        (428)      (701,137)     (2,485)      (128,632)
------------------------------------------------------------------------------------------------------------------------------

Account units outstanding
  at December 31, 1996         13,429,360      74,167          814,868        2,935     15,116,288      35,497        112,004
==============================================================================================================================

Independent Auditors' Report

The Contract Owners of Horace Mann
Life Insurance Company Separate
Account and the Board of Directors
of Horace Mann Life Insurance Company:


We have audited the accompanying statements of net assets of the Growth, Income, Balanced, and Short-Term Fund Divisions within Horace Mann Life Insurance Company Separate Account as of December 31, 1996, and the related statements of operations for the year then ended and statements of changes in net assets for each of the years in the two year period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on theses financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the Horace Mann Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Income, Balanced, and Short-Term Fund Divisions within Horace Mann Life Insurance Company Separate Account as of December 31, 1996, and the results of their operations for the year then ended and changes in their net assets for each of the years in the two year period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                KPMG Peat Marwick LLP

Chicago, Illinois
January 24, 1997

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

September 30, 1996 and 1995 Unaudited

(In thousands)
-----------------------------------------------------------------
 ADMITTED ASSETS                         1996        1995
-----------------------------------------------------------------
Cash and investments:
  Bonds                               $1,956,187  $1,838,248
  Common stocks                                6       1,445
  Mortgage loans on real estate           56,398      91,873
  Real estate                              7,783      17,202
  Policy loans                            42,888      38,998
  Cash                                     2,064       2,691
  Short-term investments                  15,977      26,931
  Other invested assets                      147         178
-----------------------------------------------------------------

Total cash and investments             2,081,450   2,017,566

Life insurance premiums deferred
  and uncollected                         35,947      33,473

Accident and health premiums due
  and unpaid                               3,380       3,243

Investment income due and accrued         30,341      28,699

Federal income tax recoverable                70         445

Other assets                               4,659       8,171

Variable annuity assets                  613,269     442,374
-----------------------------------------------------------------
Total admitted assets                 $2,769,116  $2,533,971
-----------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

September 30, 1996 and 1995 Unaudited

(In thousands, except share data)
-----------------------------------------------------------------
Liabilities and Capital and Surplus           1996        1995
-----------------------------------------------------------------
Policy liabilities:
  Aggregate reserves:
    Life and annuity                       $1,816,102  $1,762,548
    Accident and health                        21,342      22,541
  Unpaid benefits:
    Life                                        7,699       6,567
    Accident and health                         7,076       7,822
  Policyholder funds on deposit               108,956     107,012
  Policyholder dividends payable
    in the following year                       1,201       1,248
  Provision for accident and health
    experience rating refunds                     105           -
  Remittances not allocated                     4,269       4,602
-----------------------------------------------------------------
Total policy liabilities                    1,966,750   1,912,340

Accrued expenses                                1,220       1,982
Asset valuation reserve                        27,012      26,978
Interest maintenance reserve                   15,697      17,893
Other liabilities                               9,906       6,823
Variable annuity liabilities                  613,269     442,374
-----------------------------------------------------------------
Total liabilities                           2,633,854   2,408,390
-----------------------------------------------------------------
Capital and surplus:
  Capital stock, $1 par value.
    Authorized 5,000,000 shares,
    2,500,000 shares outstanding                2,500       2,500
  Additional paid-in and contributed surplus   22,704      22,704
  Special surplus fund - contingent
    variable annuity reserve                      625         625
  Unassigned surplus                          109,433      99,752
-----------------------------------------------------------------
Total capital and surplus                     135,262     125,581
-----------------------------------------------------------------
Total liabilities and capital and surplus  $2,769,116  $2,533,971
-----------------------------------------------------------------


HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

For the Nine Months Ended September 30, 1996 and 1995
Unaudited
(In thousands)
=============================================================================
                                                  1996                1995
=============================================================================

Revenue:
Premiums, annuity and supplementary
 contract considerations                        $254,215             $229,117

Net investment income                            114,261              111,421
Amortization of interest maintenance
 reserve                                           2,272                2,061
Other                                                339                  345
=============================================================================

Total revenue                                    371,087              342,944
=============================================================================

Benefits and expenses:
Provisions for claims and benefits               209,719              216,220
Commissions                                       18,058               17,154
General and other expenses                       117,707               79,629
=============================================================================

Total benefits and expenses                      345,484              313,003
=============================================================================

Net gain before dividends to policyholders
 and federal income tax                           25,603               29,941
Dividends to policyholders                           841                  870
=============================================================================

Net gain before federal income tax                24,762               29,071
Federal income tax expense                        12,040                9,878
=============================================================================

Net gain from operations                          12,722               19,193
Realized investment gains (losses)
 net of tax and transfers to IMR                    (375)              (1,347)
=============================================================================

Net income                                      $ 12,347             $ 17,846
=============================================================================

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
For the Nine Months Ended September 30, 1996 and 1995
Unaudited

(In thousands)
--------------------------------------------------------------------------------
                                                1996                    1995
--------------------------------------------------------------------------------
Capital Stock                                 $  2,500                $  2,500
--------------------------------------------------------------------------------
Additional paid-in capital and
  contributed surplus                           22,704                  22,704
--------------------------------------------------------------------------------
Special surplus fund-
  contingent variable annuity reserve              625                     625
--------------------------------------------------------------------------------
Unassigned surplus:
  Balance at beginning of year                 108,009                  96,922
  Net income                                    12,347                  17,846
  Change in net unrealized capital
    gains (losses)                                 321                     931
  Change in non-admitted assets                     (1)                    445
  Change in asset valuation reserves               757                    (392)
  Dividends to parent                          (12,000)                (16,000)
--------------------------------------------------------------------------------
Balance at end of year                         109,433                  99,752
--------------------------------------------------------------------------------
Total capital and surplus                     $135,262                $125,581
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

For the Nine Months Ended September 30, 1996 and 1995
Unaudited

(In thousands)
-------------------------------------------------------------
                                          1996         1995
-------------------------------------------------------------
Cash provided:
  From operations:
    Revenue received:
    Premiums, considerations
      and deposits                       $254,885    $230,335
    Investment income received            115,126     112,834
    Other income received                     339         345
-------------------------------------------------------------
  Total revenue received                  370,350     343,514
-------------------------------------------------------------
  Benefits and expenses paid:
    Claims, benefits and
      net transfers paid                  258,596     202,273
    Expenses paid                          55,050      53,863
    Dividends to policyholders paid           925         960
    Federal income taxes paid               8,911      11,856
    Net increase in policy loans            2,992       2,389
-------------------------------------------------------------
  Total benefits and expenses paid        326,474     271,341
-------------------------------------------------------------
Net cash from operations                   43,876      72,173
-------------------------------------------------------------
  From investments sold or matured:
    Bonds                                 704,779     853,772
    Common stock                            1,554         538
    Mortgage loans                         25,275      21,165
    Real estate and other                   3,339       2,132
-------------------------------------------------------------
    Total investment proceeds             734,947     877,607
    Tax on capital gains (losses)            (261)      5,354
-------------------------------------------------------------
    Other cash provided                    12,909       4,797
-------------------------------------------------------------
Total cash provided                      $791,471    $959,931
-------------------------------------------------------------


HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow


For the Nine Months Ended September 30, 1996 and 1995
(Unaudited)

(In thousands)
------------------------------------------------------------------------------
                                                        1996         1995
------------------------------------------------------------------------------
Cash applied:
  For investments acquired:
    Bonds                                              $787,700    $916,312
    Mortgage loans                                          561         495
    Real estate                                             439         555
    Other Invested Assets                                    44          75
------------------------------------------------------------------------------
    Total investments acquired                          788,744     917,437
------------------------------------------------------------------------------
    Dividends to parent                                  12,000      16,000
    Other applications                                      824       4,846
------------------------------------------------------------------------------
Total cash applied                                      801,568     938,283
------------------------------------------------------------------------------
Net change in cash and
  short-term investments                                (10,097)     21,648
Cash and short-term investments
  at beginning of year                                   28,138       7,975
------------------------------------------------------------------------------
Cash and short-term investments
  at end of year                                       $ 18,041    $ 29,623
------------------------------------------------------------------------------


                                    PART C

                              OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

     (a)  Financial Statements
     -------------------------

          Part A
               Condensed financial information of the Account
          Part B
               Financial statements of the Account:
               -Report of Independent Auditors
               -Statements of Net Assets - December 31, 1996
               -Statements of Operations - For the Year Ended
                December 31, 1996
               -Statements of Changes in Net Assets
               -For the Year Ended December 31, 1996
               -Statements of Changes in
                Net Assets For the Year Ended December 31, 1995
               -Notes to Financial Statements - December 31, 1996
               Financial statements for Horace Mann Life Insurance Company:
               -Report of Independent Auditors
               -Statutory Statements of Admitted Assets, Liabilities
                and Capital and Surplus - As of December 31, 1995 and
                1994 and September 30, 1996 and 1995 (unaudited)
               -Statutory Statements of Operations - For the Years Ended
                December 31, 1995, 1994 and 1993 and the nine months ended September 30, 1996 and 1995 (unaudited)
               -Statutory Statements of Capital and Surplus - For the
                Years Ended December 31, 1995, 1994 and 1993 and the nine months ended September 30, 1996 and 1995 (unaudited)
               -Statutory Statements of Cash Flow - For the Years
                Ended December 31, 1995, 1994 and 1993 and the nine months ended September 30, 1996 and 1995 (unaudited)
               -Notes to Statutory Financial Statements - December 31,
                1995, 1994 and 1993

(b)  Exhibits                                                                                      Filed
-------------                                                                                      -----
         ( 1)  Resolution of Board of Directors............................ Post-Effective Amendment #37
         ( 2)  Agreements for custody.................................................... Not Applicable
         ( 3)  Underwriting Agreement...................................... Post-Effective Amendment #37
         ( 4)  Form of Variable Annuity Contract........................... Post-Effective Amendment #37
         ( 5)  Form of application......................................... Post-Effective Amendment #38
         ( 6)  Certificate of incorporation and bylaws................... Initial Registration Statement
         ( 7)  Contract of Reinsurance................................................... Not Applicable
         ( 8)  Other Contracts............................................. Post-Effective Amendment #37
         ( 9)  Opinion and Consent of Counsel............................................ Not Applicable
         (10)  Consent of Independent Auditors................................................. Herewith

         (11)  Financial Statement Schedules for
               Horace Mann Life Insurance Company
               and the Independent Auditors' Report
               thereon..................................................... Post-Effective Amendment #57
         (12)  Agreement regarding initial capital....................... Initial Registration Statement
         (13)  Performance Quotation Computations.......................... Post-Effective Amendment #57
         (14)  Power of Attorney......................................................... Not Applicable
         (15)  Horace Mann Educators Corporation
               and its Subsidiaries........................................ Post-Effective Amendment #57
         (16)  Financial Data Schedule................................................... Herewith

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------
Larry K. Becker               Director and Executive Vice President & Chief Financial Officer

Gerald F. Bonnett             Director and Senior Vice President

Ann M. Caparros               Director, Vice President, General Counsel & Corporate Secretary

H. Albert Inkel               Director

Paul J. Kardos                Director and President & Chief Executive Officer

Edward L. Najim               Director and Executive Vice President

George J. Zock                Director and Senior Vice President & Treasurer

A. Thomas Arisman             Senior Vice President

Roger W. Fisher               Vice President & Controller

John H. Leitermann            Vice President & Life Actuary

Item 26.  Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company is a wholly owned subsidiary of Allegiance Life Insurance Company. Allegiance Life Insurance Company and Horace Mann Investors, Inc., principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation, a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
-----------------------------------

     As of December 20, 1996, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 47,699 of which 45,808 were qualified Contract Owners and 1,891 were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
--------------------------------

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business is One Horace Mann Plaza, Springfield, Illinois
62716.

Name                                Position with Underwriter
----                                -------------------------

A. Thomas Arisman                   Director and President

Larry K. Becker                     Director

Ann M. Caparros                     Secretary

Roger W. Fisher                     Controller

William J. Kelly                    Treasurer

Diane M. Barnett                    Tax Compliance Officer

Richard D. Wilson                   Marketing Officer

George J. Zock                      Director


     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 1996:

                      Net Underwriting  Compensation on
Name of Principal     Discounts and     Redemption or    Brokerage
Underwriter           Commissions       Annuitization    Commissions  Compensation
-----------------     ----------------  ---------------  -----------  ------------
Horace Mann            $3,879,547
Investors, Inc.

Item 30.  Location of Accounts and Records
-------------------------------------------

     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

     Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31.  Management Services
-----------------------------

     Not applicable.

Item 32.  Undertakings
----------------------

     (a) Registrant undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under variable annuity Contracts may be accepted.

     (b) Registrant undertakes to include a written communication in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

     (e) Registrant represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 27th day of February, 1997.

                HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT


                    By: Horace Mann Life Insurance Company
                       -----------------------------------
                         (Depositor)


Attest: s/ANN M. CAPARROS               By: s/PAUL J. KARDOS
       ---------------------------         ----------------------------
          Ann M. Caparros                   Paul J. Kardos, President and Chief
          Corporate Secretary               Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----

s/PAUL J. KARDOS        Director, President and     February 27, 1997
----------------------                              -----------------
Paul J. Kardos          Chief Executive Officer

                        Director, Executive Vice
s/LARRY K. BECKER       President and Chief         February 27, 1997
----------------------                              -----------------
Larry K. Becker         Financial Officer

s/GERARD F. BONNETT     Director and Senior Vice    February 27, 1997
----------------------                              -----------------
Gerard F. Bonnett       President

                        Director, Vice President,
s/ANN M. CAPARROS       General Counsel and         February 27, 1997
----------------------                              -----------------
Ann M. Caparros         Corporate Secretary

                        Vice President, Controller
s/ROGER W. FISHER       and Principal Accounting    February 27, 1997
----------------------                              -----------------
Roger W. Fisher         Officer

s/E. ALBERT INKEL       Director                    February 27, 1997
----------------------                              -----------------
E. Albert Inkel

      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----


s/EDWARD L. NAJIM       Director                    February 27, 1997
----------------------                              -----------------
Edward L. Najim

s/GEORGE J. ZOCK        Director                    February 27, 1997
----------------------                              -----------------
George J. Zock

s/JOHN H. LEITERMANN    Vice President and Life     February 27, 1997
----------------------  Actuary                      ----------------
John H. Leitermann